Fair Value Measurements (Details Textual) - Warrant obligation [Member]	12 Months Ended
Dec. 31, 2016
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Fair Value Assumptions, Risk Free Interest Rate	0.58%
Fair Value Assumptions, Expected Term	9 months 22 days
Fair Value Assumptions, Expected Volatility Rate	46.35%